Income Taxes - Provision for income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Deferred:
Federal					$ 7	$ 5
Provision for income taxes	$ 0	$ 0	$ 0	$ 0	$ 7	$ 5